Insurance Risk - Summary of changes in major assumptions on insurance contract liabilities (assets) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base Standard Amount Before Reflecting By Reinsurance Contracts Held		₩ 39,380,251	[1]	₩ 36,532,133	[2]
Base Standard Amount After Reflecting By Reinsurance Contracts Held		39,819,864	[1]	36,758,686	[2]
Base Standard Amount Contractual Service Margin Before Reflecting By Reinsurance Contracts Held		7,224,114		7,168,725
Base Standard Amount Contractual Service Margin After Reflecting By Reinsurance Contracts Held		₩ 6,869,326		₩ 7,037,730
Mortality rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		3.27%	[2]	3.27%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 39,511,663	[1]	₩ 36,649,373	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		39,946,680	[1]	36,873,667	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		7,091,068		7,048,751
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		6,740,875		6,920,015
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held	[4]	1,635		2,734
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued After Reflecting By Reinsurance Contracts Held	[4]	1,635		2,734
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		(9,952)		(669)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ 8,702		₩ 16,340
Disability and illness (fixed compensation)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		3.40%	[2]	3.40%	[3]
Disability and illness (actual loss compensation)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		2.62%	[2]	2.62%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 40,083,199	[1]	₩ 37,207,600	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		40,478,965	[1]	37,392,758	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		6,567,655		6,518,899
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		6,256,714		6,429,299
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held	[4]	(46,488)		(25,641)
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued After Reflecting By Reinsurance Contracts Held	[4]	(46,488)		(25,641)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		16,176		79,046
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ 34,285		₩ 91,155
Long-term property and other
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		4.19%	[2]	4.19%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 39,380,251	[1]	₩ 36,532,133	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		39,819,864	[1]	36,758,686	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		7,224,114		7,168,725
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ 6,869,326		₩ 7,037,730
Surrender Rate Increase [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		9.16%	[2]	9.16%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 40,126,708	[1]	₩ 37,012,292	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		40,533,222	[1]	37,216,745	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		6,503,159		6,696,604
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		6,181,469		6,587,709
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held	[4]	(25,501)		(8,038)
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued After Reflecting By Reinsurance Contracts Held	[4]	(25,501)		(8,038)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		(104,650)		(248,007)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ (86,772)		₩ (231,815)
Surrender Rate Decrease [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17		9.16%	[2]	9.16%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 38,556,883	[1]	₩ 36,002,582	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		39,031,830	[1]	36,252,706	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		8,041,498		7,700,114
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		7,651,376		7,545,548
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held	[4]	5,984		(1,838)
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued After Reflecting By Reinsurance Contracts Held	[4]	5,984		(1,838)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		115,085		265,129
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ 133,903		₩ 283,049
Expense (inflation)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		0.26%	[2]	0.26%	[3]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		₩ 39,592,255	[1]	₩ 36,724,665	[2]
Increase Decrease In Cash Flows Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		40,031,868	[1]	36,951,218	[2]
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		7,024,540		6,982,049
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		6,669,753		6,851,054
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held	[4]	(12,430)		(5,856)
Increase Decrease In Profit And Capital Impact Before Tax Due To Reasonably Possible Increase In Risk Variable From Contracts With In Scope Of Ifrs 17 Contracts Issued After Reflecting By Reinsurance Contracts Held	[4]	(12,430)		(5,856)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued Before Reflecting By Reinsurance Contracts Held		9,624		29,725
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Variable That Arises From Contracts With In Scope Of Ifrs 17 Insurance Contracts Issued After Reflecting By Reinsurance Contracts Held		₩ 9,624		₩ 29,725
Expense
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		2.62%	[2]	2.62%	[3]

[1]	The risk adjustment included in the fulfillment cash flows was calculated without shock.
[2]	The risk adjustment is calculated at the 75% confidence level.
[3]	The dividend applies to common shares excluding treasury shares, with 7,603,260 treasury shares acquired between the end of the reporting period and the dividend record date being excluded.
[4]	The profit (loss) for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.